SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($)		6 Months Ended				12 Months Ended
		Sep. 30, 2024		Sep. 30, 2023		Mar. 31, 2024		Mar. 31, 2023
Notes and other explanatory information [abstract]
Employees’ benefits		$ 2,163,131		$ 3,022,939		$ 5,043,962		$ 5,025,450
IT development and maintenance support		858,125		1,112,213		2,121,539	[1]	2,661,511	[1]
Professional fee		753,836	[2]	75,377	[2]	531,245	[3]	275,234	[3]
Share-based payments expenses on anti-dilution issuance of preferred shares	[4]	369,648
Audit fee		174,250	[5]	15,000	[5]	594,224	[6]	22,294	[6]
Travelling expenses		126,324	[7]	31,468	[7]	514,106	[8]	28,935	[8]
Amortization and depreciation		63,036	[9]	37,368	[9]	103,276	[10]	1,007	[10]
Impairment loss recognized in respect of trade receivables		10,018		12,332
Others		198,892	[11]	129,407	[11]	231,499	[12]	176,707	[12]
General and administrative expenses		4,717,260		4,436,104		9,363,345		8,900,491
Write-off of due from a related company	[13]					81,347
Write-off of trade receivables						21,522		14,752
Impairment loss (reversal)/ recognized in respect of trade receivables						(400)		5,025
Advertising and marketing expenses	[14]					43,000		479,766
Consultancy fees	[15]					42,599		126,153
Rent	[16]					35,426		83,657
Basic salaries, allowances and all benefits-in-kind		1,792,793		1,737,844		3,581,537		4,261,273
Pension costs – defined contribution plans		49,805		53,024		109,590		176,356
Share-based payments		$ 320,533		$ 1,232,071		$ 1,352,835		$ 587,821

[1]	IT development and maintenance support costs relate, primarily, to those associated with a third party that contributes to researching, developing and maintaining the Group commercial products. The costs also include server expenses for hosting the products. Included in IT development and maintenance support, the Group incurred research and development expenses of $1,334,865 for the year ended 31 March 2024 (2023: $2,089,914).
[2]	The increase in professional fees during the six months ended 30 September 2024 is primarily due to the legal and professional fees incurred in connection with the preparation of the Form F-1 of the Company and the planned IPO.
[3]	The increase in professional fees during the year ended 31 March 2024 is primarily due to the legal and professional fees incurred in connection with the preparation of the Form F-1 of the Company and the planned IPO.
[4]	In May 2024, the Group completed an $8.0 million capital raise, which triggered an anti-dilution clause in the Articles of Association and resulted in 151 Series A Preferred Shares of DSL being issued to HBM IV, Inc. with $Nil consideration. In connection with the issuance, share-based payments expenses of $369,648 are recognized during the period (30 September 2023: $Nil).
[5]	For the six months ended 30 September 2024, increase in audit fees is due to the fees accrued for the Public Company Accounting Oversight Board (“PCAOB”) audits of the Company’s consolidated financial statements for the year ended 31 March 2025 and the review of the public filings during the IPO process. For the six months ended 30 September 2023, audit fees are primarily related to local statutory audits of group entities in different jurisdictions.
[6]	For the year ended 31 March 2024, significant increase in audit fees is due to the fees for the Public Company Accounting Oversight Board (“PCAOB”) audits of DSL’s consolidated financial statements for each of the years ended 31 March 2022, 2023 and 2024. For the year ended 31 March 2023, audit fees are primarily related to local statutory audits of group entities in different jurisdictions.
[7]	Travelling expenses increased as the Group met with investors and sought business opportunities
[8]	Travelling expenses increased as the Group met with investors and sought business opportunities
[9]	The increase is primarily due to amortization expense in connection with the new office lease entered into by the Group in Monaco since July 2023.
[10]	The increase is primarily due to amortization expense in connection with the new office lease entered into by the Group in Monaco during the year ended 31 March 2024.
[11]	Other costs include human resources consultancy services, advertising and marketing, office rent, insurance, bank charges, general office expenses and others.
[12]	Other costs include recruitment fees insurance, bank charges, general office expenses and others.
[13]	During the year ended 31 March 2024, the Group has fully written off the amount due from a related company, Diginex (Holdings) Limited, a company controlled by Rhino Ventures, of $81,347 (2023: $Nil).
[14]	Advertising and marketing fees costs reduced during the year ended 31 March 2024 as the Group ceased running a digital marketing campaign with the aid of a third party.
[15]	Consultancy fees, primarily relate to third party human resources support and other licensing service. Costs relating to human resources support decreased in the year ended 31 March 2024.
[16]	Rent represents the operating lease of Hong Kong office for both years. During the year ended 31 March 2023, the Group moved to cheaper office space.